Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The Corporation entered into the following transactions with related parties:

(in millions of Canadian dollars)	JOINT VENTURES	ASSOCIATES
2018
Sales to related parties	245	77
Purchases from related parties	32	50
2017
Sales to related parties	210	85
Purchases from related parties	27	90

These transactions occurred in the normal course of operations and are measured at fair value.

The following balances were outstanding at the end of the reporting period:

(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Receivables from related parties
Joint ventures	12	13
Associates	22	22
Payables to related parties
Joint ventures	2	3
Associates	2	4

The receivables from related parties arise mainly from sale transactions. The receivables are unsecured in nature and bear no interest. There are no provision held against receivables from related parties. The payables to related parties arise mainly from purchase transactions. The payables bear no interest.